Schedule of segment reporting for revenue (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenue	$ 11,259,716	$ 12,736,547	$ 35,370,503	$ 39,901,966
Cost of sales	(8,124,542)	(8,597,348)	(24,030,794)	(26,692,493)
Gross Profit	3,135,174	4,139,199	11,339,709	13,209,473
Seamless Group Inc [Member]
Segment Reporting Information [Line Items]
Revenue					$ 53,255,361	$ 55,500,917
Cost of sales					(35,899,057)	(39,880,947)
Gross Profit					17,356,304	15,619,970
Remittance Services [Member]
Segment Reporting Information [Line Items]
Cost of sales	(2,211,516)	(2,705,658)	(7,743,463)	(8,513,348)
Gross Profit	2,734,369	3,594,658	10,045,000	11,338,213
Remittance Services [Member] | Seamless Group Inc [Member]
Segment Reporting Information [Line Items]
Revenue					26,695,196	26,714,151
Cost of sales					(11,375,525)	(13,268,205)
Gross Profit					15,319,671	13,445,946
Fiat Remittance Services [Member]
Segment Reporting Information [Line Items]
Revenue	4,754,297	5,890,240	17,038,494	18,878,689
ODL Remittance Services [Member]
Segment Reporting Information [Line Items]
Revenue	191,588	410,076	749,969	972,872
Sales of Airtime [Member]
Segment Reporting Information [Line Items]
Revenue	6,289,988	6,395,893	17,469,080	19,925,467
Cost of sales	(5,817,457)	(5,815,033)	(16,017,579)	(17,954,058)
Gross Profit	472,531	580,860	1,451,501	1,971,409
Sales of Airtime [Member] | Seamless Group Inc [Member]
Segment Reporting Information [Line Items]
Revenue					26,398,707	28,501,152
Cost of sales					(24,206,112)	(26,370,613)
Gross Profit					2,192,595	2,130,539
Other Services [Member]
Segment Reporting Information [Line Items]
Revenue	23,843	40,338	112,960	124,938
Cost of sales	(95,569)	(76,657)	(269,752)	(225,087)
Gross Profit	$ (71,726)	$ (36,319)	$ (156,792)	$ (100,149)
Other Services [Member] | Seamless Group Inc [Member]
Segment Reporting Information [Line Items]
Revenue					161,458	285,614
Cost of sales					(317,419)	(242,129)
Gross Profit					$ (155,962)	$ 43,485